Related Party Transactions and Balances (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sino Bioway [Member]
Rent expenses to SinoBioway Biotech Group Co., Ltd. (“SinoBioway”).	$ 793	$ 807	$ 852